Investments held-to-maturity-Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 140,496	$ 142,817
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	113,881	116,177
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Munis Payable From Real and Personal Property Taxes [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	64,000
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Munis Guaranteed By Puerto Rico Central Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 40,000